Restricted Cash	12 Months Ended
Dec. 31, 2014
Restricted Cash [Abstract]
Restricted Cash

3. Restricted Cash

During 2011, the Company established a line of credit with Sentinel Benefits Group, Inc. (“Sentinel Group”) related to the Company’s office lease and placed a cash security deposit of $115,104 in the form of a letter of credit for the life of the lease.  The Company recorded $115,104 under restricted cash on its Consolidated Balance Sheet as of December 31, 2013. On September 2, 2014, Sentinel Group released the letter of credit and the Company issued a payment towards the security deposit. The Company recorded $115,104 in short-term security deposits on its Consolidated Balance Sheet as of December 31, 2014.

On January 11, 2013, the Company obtained a letter of credit from JP Morgan in the amount of $200,000 in favor of Hewlett Packard Financial Services Company (“HP”). The amount was subsequently increased to $270,000 in September 2013.  This letter of credit expired on January 31, 2014 but was replaced with a new letter of credit in the amount of $270,000. On July 28, 2014, HP released $100,000 held in the certificate of deposit. In October 2014, the letter of credit was released and a security deposit was paid for the new capital lease agreements. The Company recorded $135,000 of long-term security deposits on its Consolidated Balance Sheet as of December 31, 2014.

As of December 31, 2014, the Company had no restricted cash on its Consolidated Balance Sheet.